Contract assets (Details Narrative) - BRL (R$) R$ in Thousands				12 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial assets [line items]
Debentures costs				R$ 15,364	R$ 19,187
Debentures average rate				0.18%	0.25%
NET OPERATING REVENUE				R$ 26,116,856	R$ 22,651,036	R$ 21,479,468
Gain on tariff		R$ 39,109	R$ 44,402
Revenue from service concession arrangements	R$ 1,811,183
Percentage increased in annual permitted revenue	13.60%
RBSE Financial Component
Disclosure of offsetting of financial assets [line items]
NET OPERATING REVENUE				R$ 115,069